CONDENSED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)	Common Stock Common Class A [Member] CIK 0001846136 Riverview Acquisition Corp	Common Stock Common Class B [Member] CIK 0001846136 Riverview Acquisition Corp	Common Stock	Additional Paid-in Capital CIK 0001846136 Riverview Acquisition Corp	Accumulated Deficit CIK 0001846136 Riverview Acquisition Corp	CIK 0001846136 Riverview Acquisition Corp	Total
Balance at the beginning (in shares) at Dec. 31, 2020			34,202,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (Loss) Attributable to Parent							$ (16,515,000)
Balance at the end (in shares) at Sep. 30, 2021			34,523,000
Balance at the beginning (in shares) at Dec. 31, 2020			34,202,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (Loss) Attributable to Parent							(21,947,000)
Ending balance at Dec. 31, 2021	$ 0	$ 6,250		$ 0	$ (18,256,253)	$ (18,250,003)	(178,734,000)
Balance at the end (in shares) at Dec. 31, 2021	0	6,250,000	34,523,000
Beginning balance at Feb. 03, 2021	$ 0	$ 0		0	0	0
Balance at the beginning (in shares) at Feb. 03, 2021	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class B common stock to Sponsor	$ 0	$ 7,188		17,812	0	25,000
Issuance of Class B common stock to Sponsor (in shares)	0	7,187,500
Net Income (Loss) Attributable to Parent	$ 0	$ 0		0	(8,476)	(8,476)
Ending balance at Mar. 31, 2021	$ 0	$ 7,188		17,812	(8,476)	16,524
Balance at the end (in shares) at Mar. 31, 2021	0	7,187,500
Beginning balance at Feb. 03, 2021	$ 0	$ 0		0	0	0
Balance at the beginning (in shares) at Feb. 03, 2021	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (Loss) Attributable to Parent						(8,413)
Ending balance at Jun. 30, 2021	$ 0	$ 7,188		17,812	(8,413)	16,587
Balance at the end (in shares) at Jun. 30, 2021	0	7,187,500	34,523,000
Beginning balance at Feb. 03, 2021	$ 0	$ 0		0	0	0
Balance at the beginning (in shares) at Feb. 03, 2021	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class B common stock to Sponsor		$ 7,188		17,812		25,000
Issuance of Class B common stock to Sponsor (in shares)	0	7,187,500
Accretion of Class A common stock subject to possible redemption				(536,750)	(23,922,881)	(24,459,631)
Net Income (Loss) Attributable to Parent					5,666,628	5,666,628
Ending balance at Dec. 31, 2021	$ 0	$ 6,250		0	(18,256,253)	(18,250,003)	(178,734,000)
Balance at the end (in shares) at Dec. 31, 2021	0	6,250,000	34,523,000
Beginning balance at Mar. 31, 2021	$ 0	$ 7,188		17,812	(8,476)	16,524
Balance at the beginning (in shares) at Mar. 31, 2021	0	7,187,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (Loss) Attributable to Parent	$ 0	$ 0		0	63	63
Ending balance at Jun. 30, 2021	$ 0	$ 7,188		17,812	(8,413)	16,587
Balance at the end (in shares) at Jun. 30, 2021	0	7,187,500	34,523,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (Loss) Attributable to Parent							(3,987,000)
Balance at the end (in shares) at Sep. 30, 2021			34,523,000
Beginning balance at Dec. 31, 2021	$ 0	$ 6,250		0	(18,256,253)	(18,250,003)	(178,734,000)
Balance at the beginning (in shares) at Dec. 31, 2021	0	6,250,000	34,523,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (Loss) Attributable to Parent	$ 0	$ 0		0	172,425	172,425
Ending balance at Mar. 31, 2022	$ 0	$ 6,250		0	(18,083,828)	(18,077,578)
Balance at the end (in shares) at Mar. 31, 2022	0	6,250,000
Beginning balance at Dec. 31, 2021	$ 0	$ 6,250		0	(18,256,253)	(18,250,003)	(178,734,000)
Balance at the beginning (in shares) at Dec. 31, 2021	0	6,250,000	34,523,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (Loss) Attributable to Parent						(10,386,515)
Ending balance at Jun. 30, 2022	$ 0	$ 6,250		0	(28,765,555)	(28,759,305)
Balance at the end (in shares) at Jun. 30, 2022	0	6,250,000	34,856,000
Beginning balance at Dec. 31, 2021	$ 0	$ 6,250		0	(18,256,253)	(18,250,003)	(178,734,000)
Balance at the beginning (in shares) at Dec. 31, 2021	0	6,250,000	34,523,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (Loss) Attributable to Parent							(23,585,000)
Ending balance at Sep. 30, 2022							22,748,000
Balance at the end (in shares) at Sep. 30, 2022			73,034,000
Beginning balance at Mar. 31, 2022	$ 0	$ 6,250		0	(18,083,828)	(18,077,578)
Balance at the beginning (in shares) at Mar. 31, 2022	0	6,250,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accretion of Class A common stock subject to possible redemption	$ 0	$ 0		0	(122,787)	(122,787)
Net Income (Loss) Attributable to Parent	0	0		0	(10,558,940)	(10,558,940)
Ending balance at Jun. 30, 2022	$ 0	$ 6,250		$ 0	$ (28,765,555)	$ (28,759,305)
Balance at the end (in shares) at Jun. 30, 2022	0	6,250,000	34,856,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (Loss) Attributable to Parent							(12,996,000)
Ending balance at Sep. 30, 2022							$ 22,748,000
Balance at the end (in shares) at Sep. 30, 2022			73,034,000